FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value On NonRecurring Basis [Line Items]
Impaired loans	$ 5,828	$ 10,924	$ 12,056
Real estate acquired through foreclosure	2,220	20
Fair Value, Inputs, Level 1 [Member]
Fair Value On NonRecurring Basis [Line Items]
Impaired loans	0	0
Real estate acquired through foreclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value On NonRecurring Basis [Line Items]
Impaired loans	0	0
Real estate acquired through foreclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value On NonRecurring Basis [Line Items]
Impaired loans	5,526	10,400
Real estate acquired through foreclosure	$ 2,220	$ 20